[logo] PIONEER Investments(R)







                                                          January 5, 2015

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F. Street, N.E.
Washington, DC  20549

Re: Pioneer Series Trust III (the "Trust"), on behalf of Pioneer Disciplined Value Fund (the "Fund"); (File Nos. 333-120144 and 811-21664)
     CIK No. 0001306349

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information for the Fund, which would have been filed under paragraph (c) of Rule 497 do not differ from that contained in Post-Effective Amendment No. 15 to the Fund's registration statement on Form N-1A filed electronically
(Accession No. 0001306349-14-000023) on December 22, 2014.

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.
                                                 Very truly yours,


                                              /s/ Daniel J. Hynes
                                                  Daniel J. Hynes
                                                  Senior Legal Product Manager



cc:  Jeremy B Kantrowitz, Esq.
     Toby R. Serkin, Esq.





Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredit Banking Group, Register of Banking Groups."